Financial Risk Management and Fair Values of Financial Instruments - Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities (Details) - Level 3 [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Recognized in profit or loss favorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in profit or loss
Financial liabilities, Recognized in profit or loss	17	25
Recognized in profit or loss unfavorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in profit or loss
Financial liabilities, Recognized in profit or loss	5	13
Recognized in other comprehensive income favorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in other comprehensive income	264	1,328
Financial liabilities, Recognized in other comprehensive income
Recognized in other comprehensive income unfavorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in other comprehensive income	264	1,328
Financial liabilities, Recognized in other comprehensive income
Unlisted common stocks [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Input	Volatility	Volatility
Financial assets, Change	1.00%	1.00%
Unlisted common stocks [Member] | Recognized in profit or loss favorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in profit or loss
Unlisted common stocks [Member] | Recognized in profit or loss unfavorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in profit or loss
Unlisted common stocks [Member] | Recognized in other comprehensive income favorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in other comprehensive income	1	31
Unlisted common stocks [Member] | Recognized in other comprehensive income unfavorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in other comprehensive income	$ 1	$ 28
Unlisted common stocks [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Input	Discount for lack of marketability	Discount for lack of marketability
Financial assets, Change	1.00%	1.00%
Unlisted common stocks [Member] | Recognized in profit or loss favorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in profit or loss
Unlisted common stocks [Member] | Recognized in profit or loss unfavorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in profit or loss
Unlisted common stocks [Member] | Recognized in other comprehensive income favorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in other comprehensive income		782
Unlisted common stocks [Member] | Recognized in other comprehensive income unfavorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in other comprehensive income		$ 782
Unlisted Preferred stocks [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Input	Volatility	Volatility
Financial assets, Change	1.00%	1.00%
Unlisted Preferred stocks [Member] | Recognized in profit or loss favorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in profit or loss
Unlisted Preferred stocks [Member] | Recognized in profit or loss unfavorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in profit or loss
Unlisted Preferred stocks [Member] | Recognized in other comprehensive income favorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in other comprehensive income	82	112
Unlisted Preferred stocks [Member] | Recognized in other comprehensive income unfavorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in other comprehensive income	$ 82	$ 115
Unlisted Preferred stocks [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Input	Discount for lack of marketability	Discount for lack of marketability
Financial assets, Change	1.00%	1.00%
Unlisted Preferred stocks [Member] | Recognized in profit or loss favorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in profit or loss
Unlisted Preferred stocks [Member] | Recognized in profit or loss unfavorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in profit or loss
Unlisted Preferred stocks [Member] | Recognized in other comprehensive income favorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in other comprehensive income	181	403
Unlisted Preferred stocks [Member] | Recognized in other comprehensive income unfavorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in other comprehensive income	$ 181	$ 403
Stock acquisition right [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Input	Weighted average cost of capital	Weighted average cost of capital
Financial assets, Change	1.00%	1.00%
Stock acquisition right [Member] | Recognized in profit or loss favorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in profit or loss
Stock acquisition right [Member] | Recognized in profit or loss unfavorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in profit or loss
Stock acquisition right [Member] | Recognized in other comprehensive income favorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in other comprehensive income
Stock acquisition right [Member] | Recognized in other comprehensive income unfavorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial assets, Recognized in other comprehensive income
Convertible promissory note [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial liabilities, Input	Discount rate	Discount rate
Financial liabilities, Change	1.00%	1.00%
Convertible promissory note [Member] | Recognized in profit or loss favorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial liabilities, Recognized in profit or loss	$ 17	$ 25
Convertible promissory note [Member] | Recognized in profit or loss unfavorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial liabilities, Recognized in profit or loss	5	13
Convertible promissory note [Member] | Recognized in other comprehensive income favorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial liabilities, Recognized in other comprehensive income
Convertible promissory note [Member] | Recognized in other comprehensive income unfavorable change [Member]
Schedule of Profit or Loss or of Other Comprehensive Income from Financial Assets and Liabilities [Line Items]
Financial liabilities, Recognized in other comprehensive income